Employee deferred compensation	12 Months Ended
Dec. 31, 2015
Employee deferred compensation
29 Employee deferred compensation
Payment of deferred compensation to employees is determined by the nature of the business, role, location and performance of the employee. Unless there is a contractual obligation, granting deferred compensation is solely at the discretion of senior management. Special deferred compensation granted as part of a contractual obligation is typically used to compensate new senior employees in a single year for forfeited awards from previous employers upon joining the Group. It is the Group’s policy not to make multi-year guarantees.
Compensation expense recognized in the consolidated statement of operations for share-based and other awards that were granted as deferred compensation is recognized in accordance with the specific terms and conditions of each respective award and is primarily recognized over the future requisite service and vesting period, which is determined by the plan, retirement eligibility of employees, two-year moratorium periods on early retirement and certain other terms. All deferred compensation plans are subject to non-compete and non-solicit provisions. Compensation expense for share-based and other awards that were granted as deferred compensation also includes the current estimated outcome of applicable performance criteria, estimated future forfeitures and mark-to-market adjustments for certain cash awards that are still outstanding.
The following tables show the compensation expense for deferred compensation awards granted in 2015 and prior years that was recognized in the consolidated statements of operations during 2015, 2014 and 2013, the total shares delivered, the estimated unrecognized compensation expense for deferred compensation awards granted in 2015 and prior years outstanding as of December 31, 2015 and the remaining requisite service period over which the estimated unrecognized compensation expense will be recognized. The estimated unrecognized compensation expense was based on the >>>fair value of each award on the grant date and included the current estimated outcome of relevant performance criteria and estimated future forfeitures but no estimate for future mark-to-market adjustments. The recognition of compensation expense for the deferred compensation awards granted in January 2016 began in 2016 and thus had no impact on the 2015 consolidated financial statements.
Deferred compensation expense
in	2015	2014	2013
Deferred compensation expense (CHF million)
Share awards	852	939	814
Performance share awards	563	611	590
Contingent Capital Awards	430	214	–
Capital Opportunity Facility awards	16	13	–
Plus Bond awards [1]	22	36	37
2011 Partner Asset Facility awards [2]	2	7	77
Adjustable Performance Plan share awards [3]	0	0	31
Adjustable Performance Plan cash awards [3]	0	0	4
Restricted Cash Awards	39	92	145
Scaled Incentive Share Units [3]	0	(3)	41
Incentive Share Units [4]	0	0	(3)
2008 Partner Asset Facility awards [5]	34	87	93
Other cash awards	414	404	434
Discontinued operations	0	(8)	(21)
Total deferred compensation expense	2,372	2,392	2,242

Total shares delivered (million)
Total shares delivered	44.4	37.1	33.7
1
Compensation expense primarily relates to mark-to-market changes of the underlying assets of the Plus Bonds and the amortization of the voluntary Plus Bonds elected in the first quarter of 2013 and expensed over a three-year period.

2 Compensation expense mainly includes the change in the underlying fair value of the indexed assets prior to the CCA conversion.
3 Includes forfeitures and downward adjustments according to the plan terms and conditions.
4 Includes forfeitures.
5 Compensation expense mainly includes the change in the underlying fair value of the indexed assets during the period.
Estimated unrecognized deferred compensation
end of	2015
Estimated unrecognized compensation expense (CHF million)
Share awards	573
Performance share awards	165
Contingent Capital Awards	230
Other cash awards	176
Total	1,144

Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period	1.3
Does not include the estimated unrecognized compensation expense relating to grants made in 2016 for 2015.
Deferred compensation awards for 2015
In January 2016, the Group granted share awards, performance share awards and Contingent Capital Awards (CCA) as deferred compensation. Deferred compensation was awarded to employees with total compensation above CHF/USD 250,000 or the local currency equivalent.
Share awards
Share awards granted in January 2016 are similar to those granted in January 2015. Each share award granted entitles the holder of the award to receive one Group share, subject to service conditions. Share awards vest over three years, such that the share awards vest equally on each of the three anniversaries of the grant date. The value of the share awards is solely dependent on the Group share price at the time of delivery.
The Group’s share awards include other awards, such as blocked shares and special awards, which may be granted to new employees. Other share awards entitle the holder to receive one Group share, are subject to continued employment with the Group, contain restrictive covenants and cancellation provisions and generally vest between zero and five years.
On January 19, 2016, the Group granted 28.8 million share awards with a total value of CHF 549 million. The number of share awards granted to employees was determined by dividing the deferred component of variable compensation being granted as share awards by the average price of a Group share over the twelve business days ended January 18, 2016. The fair value of each share award was CHF 18.62, the Group share price on the grant date. While share awards granted between January 1, 2014 and December 31, 2015 did not include the right to receive dividend equivalents, share awards granted after January 1, 2016 include the right to receive dividend equivalents, upon vesting. The estimated unrecognized compensation expense of CHF 521 million was determined based on the fair value of the award on the grant date, includes the current estimate of future forfeitures and will be recognized over the three-year vesting period, subject to early retirement rules.
Share awards granted in January for previous years
For compensation year	2015		2014		2013
Share awards granted in January
Shares awarded (million)	28.8		37.2		30.2
Value of shares awarded (CHF million)	549		642		827
Fair value of each share awarded (CHF)	18.62	[1]	16.94	[2]	28.13	[2]
1 Based on the Group’s share price on the grant date.
2 Based on the Group’s share price on the grant date discounted for future expected dividends.
In order to comply with Capital Requirements Directive IV requirements, employees who hold key roles in respect of certain Group subsidiaries receive shares that are subject to transfer restrictions for 50% of the amount that would have been paid to them in cash. These shares are vested at the time of grant but remain blocked, that is, subject to transfer restrictions, for six months to three years from the date of grant, depending on the location.
On January 19, 2016, the Group granted 0.6 million blocked shares with a total value of CHF 12 million that vested immediately upon grant, have no future service requirements and were attributed to services performed in 2015.
Blocked share awards granted in January for previous years
For compensation year	2015	2014	2013
Blocked share awards granted in January
Shares awarded (million)	0.6	1.6	0.6
Value of shares awarded (CHF million)	12	36	18
Share award activities
	2015			2014		2013
	Number of share awards in million		Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF
Share awards
Balance at beginning of period	77.1		28.64	72.9	30.09	55.8	34.28
Granted	47.5	[1]	16.67	37.6	27.60	40.4	26.43
Settled	(40.3)		29.00	(29.5)	30.43	(20.0)	34.09
Forfeited	(4.0)		24.29	(3.9)	32.20	(3.3)	31.80
Balance at end of period	80.3		21.58	77.1	28.64	72.9	30.09
of which vested	4.7		–	6.2	–	5.8	–
of which unvested	75.6		–	70.9	–	67.1	–
1
Includes an adjustment for share awards granted in the fourth quarter of 2015 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on November 19, 2015. The number of deferred share-based awards held by each individual was increased by 2.89%. The terms and conditions of the adjusted shares were the same as the existing share-based awards thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional shares granted.

Performance share awards
Members of the Executive Board, managing directors and all >>>material risk takers and controllers (employees whose activities are considered to have a potentially material impact on the Group’s risk profile) received a portion of their deferred variable compensation in the form of performance share awards. Performance share awards are similar to share awards, except that the full balance of outstanding performance share awards, including those awarded in prior years, are subject to explicit performance-related malus provisions. Each performance share award granted entitles the holder of the award to receive one Group share. Performance share awards vest over three years, such that the performance share awards vest equally on each of the three anniversaries of the grant date. Performance share awards granted for 2015 are subject to a negative adjustment in the event of a divisional loss by the division in which the employees worked as of December 31, 2015, or a negative ROE of the Group, whichever results in a larger adjustment. For employees in corporate functions and the Strategic Resolution Unit, the negative adjustment only applies in the event of a negative ROE of the Group and is not linked to the performance of the divisions. The basis for the ROE calculation may vary from year to year, depending on the Compensation Committee’s determination for the year in which the performance shares are granted.
Outstanding performance share awards granted in previous years are subject to a negative adjustment in the event of a negative strategic ROE of the Group, which is calculated based on Core Results, adjusted for the goodwill impairment charge related to the re-organization of the former Investment Banking division.
On January 19, 2016, the Group granted 21.3 million performance share awards with a total value of CHF 429 million. The number of performance share awards granted to employees was determined by dividing the deferred component of variable compensation being granted as performance share awards by the average price of a Group share over the twelve business days ended January 18, 2016. The fair value of each performance share award was CHF 18.62, the Group share price on the grant date. While performance share awards granted between January 1, 2014 and December 31, 2015 did not include the right to receive dividend equivalents, performance share awards granted after January 1, 2016 include the right to receive dividend equivalents, upon vesting. The estimated unrecognized compensation expense of CHF 386 million was determined based on the fair value of the award on the grant date, includes the current estimated outcome of the relevant performance criteria and estimated future forfeitures and will be recognized over the three-year vesting period.
Performance share awards granted in January for previous years
For compensation year	2015		2014		2013
Performance share awards granted in January
Shares awarded (million)	21.3		30.7		24.2
Value of shares awarded (CHF million)	429		529		663
Fair value of each performance share awarded (CHF)	18.62	[1]	16.94	[2]	28.13	[2]
1 Based on the Group’s share price on the grant date.
2 Based on the Group’s share price on the grant date discounted for future expected dividends.
Performance share award activities
	2015			2014		2013
	Number of performance share awards in million		Weighted- average grant-date fair value in CHF	Number of performance share awards in million	Weighted- average grant-date fair value in CHF	Number of performance share awards in million	Weighted- average grant-date fair value in CHF
Performance share awards
Balance at beginning of period	48.2		26.89	41.4	25.51	23.3	23.90
Granted	32.5	[1]	16.11	24.3	28.13	26.6	26.44
Settled	(23.4)		26.24	(16.0)	25.27	(7.6)	23.90
Forfeited	(1.4)		21.75	(1.5)	26.28	(0.9)	24.92
Balance at end of period	55.9		21.01	48.2	26.89	41.4	25.51
of which vested	3.3		–	3.3	–	2.7	–
of which unvested	52.6		–	44.9	–	38.7	–
1
Includes an adjustment for performance share awards granted in the fourth quarter of 2015 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on November 19, 2015. The number of deferred share-based awards held by each individual was increased by 2.89%. The terms and conditions of the adjusted performance shares were the same as the existing share-based awards thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional performance shares granted.

Contingent Capital Awards
CCA were granted in January 2016, 2015 and 2014 as part of 2015, 2014 and 2013 deferred variable compensation and have rights and risks similar to those of certain contingent capital instruments issued by the Group in the market. CCA provide a conditional right to receive semi-annual cash payments of interest equivalents at a rate of 4.23%, 4.85% and 4.75% per annum over the six-month Swiss franc >>>London Interbank Offered Rate (LIBOR) or 5.41%, 5.75% and 5.33% per annum over the six-month US dollar LIBOR, for Swiss franc and US-denominated awards for 2016, 2015 and 2014, respectively, until settled. The rate was set in line with market conditions at the time of grant and existing high-trigger and low-trigger contingent capital instruments that the Group has issued. For CCA granted in January 2016, employees who received compensation in Swiss francs received CCA denominated in Swiss francs and all other employees received CCA denominated in US dollars.
CCA are scheduled to vest on the third anniversary of the grant date and will be expensed over three years from the grant date. However, because CCA qualify as going-concern loss-absorbing capital of the Group, the timing and form of distribution upon settlement is subject to approval by the >>>Swiss Financial Market Supervisory Authority FINMA (FINMA). At settlement, employees will receive either a contingent capital instrument or a cash payment based on the fair value of the CCA. The fair value will be determined by the Group. In the case of a cash settlement, the CCA award currency denomination will be converted into the local currency of each respective employee. The Group intends to grant CCA as one of its annual deferred variable compensation awards in future years.
CCA have loss-absorbing features such that prior to settlement, the principal amount of the CCA would be written down to zero if any of the following trigger events were to occur:
– the Group’s reported common equity tier 1 (CET1) ratio falls below 7%; or
– FINMA determines that cancellation of the CCA and other similar contingent capital instruments is necessary, or that the Group requires public sector capital support, in either case to prevent it from becoming insolvent or otherwise failing.
On January 19, 2016, the Group awarded CHF 226 million of CCA that will be expensed over the three-year period from the grant date. CCA were awarded as deferred variable compensation to managing directors and directors. The estimated unrecognized compensation expense of CHF 259 million was determined based on the fair value of the award on the grant date and includes the current estimated outcome of the relevant performance criteria, the estimated future forfeitures and the expected semi-annual cash payments of interest and will be recognized over the three-year vesting period.
CCA granted in January for previous years
For compensation year	2015	2014	2013
CCA granted in January
CCA awarded (CHF million)	226	360	391
Plus Bond awards
Managing directors and directors in the former Investment Banking division received a portion of 2012 deferred variable compensation in the form of Plus Bond awards. The Plus Bond award is essentially a fixed income instrument, denominated in US dollars, which provides a coupon payment that is commensurate with market-based pricing. Plus Bond award holders are entitled to receive semi-annual cash payments on their adjusted award amounts at the rate of LIBOR plus 7.875% per annum until settlement. The Plus Bond will settle in the summer of 2016 based on the amount of the initial award less portfolio losses, if any, in excess of a first loss portion retained by the Group of USD 600 million. The value of the Plus Bond awards is based on the performance of a portfolio of unrated and sub-investment-grade asset-backed securities (ABS) that are held in inventory by various trading desks. While the Plus Bond award is a cash-based instrument, the Group reserves the right to settle the award in Group shares based on the share price at the time of final distribution. In addition, subject to oversight procedures, the Group retains the right to prepay all or a portion of the Plus Bond award in cash at any time and, in the event of certain regulatory developments or changes in capital treatment, exchange the award into Group shares. The Plus Bond award plan contributes to a reduction of the Group’s >>>risk-weighted assets and constitutes a risk transfer from the Group to the Plus Bond award holders.
Managing directors and directors outside of the former Investment Banking division were given the opportunity in early 2013 to voluntarily reallocate a portion of the share award component of their deferred awards into the Plus Bond award. The Plus Bond awards resulting from the voluntary reallocation offer had a notional value of CHF 38 million, vested on the third anniversary of the grant date on January 17, 2016 and were expensed over the vesting period.
Restricted Cash Awards
Managing directors and directors in the former Investment Banking division received the cash component of their 2012 variable compensation in the form of Restricted Cash Awards. These awards are cash payments made on the grant date, but are subject to a pro-rata repayment by the employee in the event of voluntary resignation or termination for cause within three years of the award grant. The Restricted Cash Award is reported as part of the deferred compensation award for the Group even though the award is fully settled at grant date. The expense recognition will occur over the three-year vesting period, subject to service conditions.
On January 17, 2013, the Group granted Restricted Cash Awards with a total value of CHF 299 million.
2011 Partner Asset Facility
As part of the 2011 annual compensation process, the Group awarded a portion of deferred variable compensation for senior employees in the form of 2011 Partner Asset Facility (PAF2) units. PAF2 units are essentially fixed income structured notes that are exposed to a portion of the credit risk that arises in the Group’s >>>derivative activities, including both current and possible future swaps and other derivative transactions. The value of the award (for both the interest accrual and the final redemption) will be reduced if the amount of realized credit losses from a specific reference portfolio exceeds a pre-defined threshold. The Group will bear the first USD 500 million of such losses and the PAF2 holders will bear any losses in excess of USD 500 million, up to the full amount of the deferred compensation awarded. As a result, the PAF2 plan is a transfer of risk from the Group to employees.
Employees at the managing director and director levels, including certain members of the Executive Board, received PAF2 awards. The PAF2 awards vested in the first quarter of 2012.
PAF2 awards were linked to a portfolio of the Group’s credit exposures, providing risk offset and capital relief. Due to regulatory changes, this capital relief would no longer be available. As a result, the Group restructured the awards in March 2014, requiring PAF2 holders to reallocate the exposure of their awards from the pool of counterparty credit risks in the original PAF2 structure to one of the following options, or a combination thereof: i) Capital Opportunity Facility (COF): participants elect for their award to be referenced to a COF. The COF is a seven-year facility that is linked to the performance of a portfolio of risk-transfer and capital mitigation transactions to be entered into with the Group chosen by a COF management team. The value of the COF awards will be reduced if there are losses from the COF portfolio, up to the full amount of the award. Participants who elect the COF will receive semi-annual US dollar cash distributions of 6.5% per annum until settlement in cash in 2021, and such semi-annual distributions will reduce the cash settlement amount payable in 2021; and ii) CCA: participants elect to receive CCA, with similar terms to the instruments granted as part of the 2013 compensation awards. The principal differences between the two forms of CCA are that these CCA are expected to settle approximately one year earlier and provide semi-annual cash payments of interest equivalents at slightly lower rates. Settlement is expected to occur in the first half of 2016, subject to regulatory approvals.
In March 2014, 5,084 employees converted their PAF2 holdings of CHF 684 million into CCA (CHF 516 million) and COF (CHF 168 million).
Adjustable Performance Plan awards
The Adjustable Performance Plan is a deferred compensation plan for the Executive Board, managing directors and directors. The Group introduced and granted Adjustable Performance Plan cash awards as part of deferred compensation for 2009 (2009 Adjustable Performance Plan) and 2010 (2010 Adjustable Performance Plan).
The 2009 Adjustable Performance Plan cash awards were fully vested and expensed as of December 31, 2012 and were delivered in the first half of 2013.
The 2010 Adjustable Performance Plan cash awards vested over a four-year period, with the final payout value subject to an upward or downward adjustment, depending on the financial performance of the specific business areas and the Group ROE. The adjustments were determined on an annual basis, increasing or decreasing the outstanding balances by a percentage equal to the reported ROE, unless the division that granted the awards incurred a pre-tax loss. In this case, outstanding awards in that division were subject to a negative adjustment of 15% for every CHF 1 billion of loss, unless a negative ROE applied for that year and was greater than the divisional adjustment. For employees in corporate functions, as well as for all Executive Board members, all outstanding 2010 Adjustable Performance Plan cash awards were linked to the Group’s adjusted profit or loss and the Group ROE, but were not dependent upon the adjusted profit or loss of the business areas that they supported.
In July 2012, the Group executed a voluntary exchange offer, under which employees had the right to voluntarily convert all or a portion of their respective unvested Adjustable Performance Plan cash awards into Adjustable Performance Plan share awards. Each Adjustable Performance Plan share award contains the same contractual term, vesting period, performance criteria and other terms and conditions as the original Adjustable Performance Plan cash award.
Adjustable Performance Plan share award activities
	2015	2014	2013
	Number of APP share awards in million	Number of APP share awards in million	Number of APP share awards in million
Adjustable Performance Plan share awards
Balance at beginning of period	7.3	14.5	30.8
Granted [1]	0.3	0.8	1.2
Settled	(7.6)	(7.6)	(17.2)
Forfeited	0.0	(0.4)	(0.3)
Balance at end of period	0.0	7.3	14.5
of which vested	0.0	1.1	1.2
of which unvested	0.0	6.2	13.3
1
Represents additional units earned in the first quarter of 2015, 2014 and 2013 as the original Adjustable Performance Plan awards met performance criteria in accordance with the terms and conditions of the awards.

Incentive Share Unit
Incentive Share Units (ISU) were the main form of share-based deferred compensation for all employees from 2006 to 2009. For 2009, ISUs were used for the deferred compensation awards granted to employees up to and including vice presidents. An ISU is similar to a share, but offers additional upside depending on the development of the Group share price, compared to predefined targets set on the grant date. For each ISU granted, the employee will receive at least one Group share (ISU base unit) over a three-year vesting period and could receive additional shares (ISU leverage unit) at the end of the three-year vesting period.
In 2013, the ISU leverage units granted for 2009 were settled but did not have a value at settlement as the Group share price performance was below the minimum predefined target of CHF 53.71.
Incentive Share Unit activities
	2015	2014	2013
ISU awards (million)
Balance at beginning of period	0.6	1.2	3.6
Settled	(0.2)	(0.1)	(1.8)
Forfeited	(0.2)	(0.5)	(0.6)
Balance at end of period	0.2	0.6	1.2
of which vested	0.1	0.1	0.1
of which unvested	0.1	0.5	1.1
2008 Partner Asset Facility
As part of the 2008 annual compensation process, the Group granted employees in the former Investment Banking division with the corporate title of managing director or director the majority of the deferred compensation in the form of 2008 Partner Asset Facility (PAF) awards, denominated in US dollars. The PAF awards are indexed to, and represent a first-loss interest in, a specified pool of illiquid assets (Asset Pool) that originated in the former Investment Banking division.
The notional value of the Asset Pool was based on the fair market value of the assets within the Asset Pool on December 31, 2008, and those assets will remain static throughout the contractual term of the award or until liquidated. The PAF holders will participate in the potential gains on the Asset Pool if the assets within the pool are liquidated at prices above the initial fair market value. If the assets within the Asset Pool are liquidated at prices below the initial fair market value, the PAF holders will bear the first loss on the Asset Pool. As a result, a significant portion of risk positions associated with the Asset Pool has been transferred to the employees and removed from the Group’s risk-weighted assets, resulting in a reduction in capital usage.
The PAF awards, which have a contractual term of eight years, are fully vested. Each PAF holder will receive a semi-annual cash interest payment of LIBOR plus 250 basis points applied to the notional value of the PAF award granted throughout the contractual term of the award. Beginning in the fifth year after the grant date, the PAF holders will receive an annual cash payment equal to 20% of the notional value of the PAF awards if the fair market value of the Asset Pool in that year has not declined below the initial fair market value of the Asset Pool. In the final year of the contractual term, the PAF holders will receive a final settlement in cash equal to the notional value, less all previous cash payments made to the PAF holder, plus any related gains or less any related losses on the liquidation of the Asset Pool.
Other cash awards
Other cash awards consist of voluntary deferred compensation plans, systematic market making plans and employee investment plans. The compensation expense related to these awards was primarily driven by mark to market and performance adjustments, as the majority of the awards are fully vested.
Delivered shares
In the first half of 2013, share obligations were covered mainly through the issuances of shares from conditional capital. In the second half of 2013, the Group resumed purchasing shares in the market to cover a portion of its share delivery obligations. In 2014, the majority of the Group’s share delivery obligations was covered through market purchases and in 2015, the Group delivered all of its shares through market purchases. The Group intends to continue to cover its future share delivery obligations through market purchases.

Bank
Employee deferred compensation
28 Employee deferred compensation
Deferred compensation for employees
> Refer to “Note 29 – Employee deferred compensation” in V – Consolidated financial statements – Credit Suisse Group for further information.
The following tables show the compensation expense for deferred compensation awards granted in 2015 and prior years that was recognized in the consolidated statements of operations during 2015, 2014 and 2013, the total shares delivered, the estimated unrecognized compensation expense for deferred compensation awards granted in 2015 and prior years outstanding as of December 31, 2015 and the remaining requisite service period over which the estimated unrecognized compensation expense will be recognized. The recognition of compensation expenses for the deferred compensation awards granted in January 2016 began in 2016 and thus had no impact on the 2015 consolidated financial statements.
Deferred compensation expense
in	2015	2014	2013
Deferred compensation expense (CHF million)
Share awards	849	935	806
Performance share awards	562	610	580
Contingent Capital Awards	429	213	–
Capital Opportunity Facility awards	16	13	–
Plus Bond awards [1]	22	36	37
2011 Partner Asset Facility awards [2]	2	7	77
Adjustable Performance Plan share awards [3]	0	0	30
Adjustable Performance Plan cash awards [3]	0	0	4
Restricted Cash Awards	39	92	145
Scaled Incentive Share Units [3]	0	(3)	38
Incentive Share Units [4]	0	0	(3)
2008 Partner Asset Facility awards [5]	34	87	93
Other cash awards	398	394	430
Discontinued operations	0	(8)	(21)
Total deferred compensation expense	2,351	2,376	2,216

Total shares delivered (million)
Total shares delivered	43.8	36.5	32.6
1
Compensation expense primarily relates to mark-to-market changes of the underlying assets of the Plus Bonds and the amortization of the voluntary Plus Bonds elected in the first quarter of 2013 and expensed over a three-year vesting period.

2 Compensation expense mainly includes the change in the underlying fair value of the indexed assets prior to the CCA conversion.
3 Including forfeitures and downward adjustments according to the plan terms and conditions.
4 Includes forfeitures.
5 Compensation expense mainly includes the change in the underlying fair value of the indexed assets during the period.
Estimated unrecognized deferred compensation
end of	2015
Estimated unrecognized compensation expense (CHF million)
Share awards	569
Performance share awards	164
Contingent Capital Awards	230
Other cash awards	155
Total	1,118

Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period	1.2
Does not include the estimated unrecognized compensation expense relating to grants made in 2016 for 2015.
Share awards
On January 19, 2016, the Bank granted 28.7 million share awards with a total value of CHF 547 million. The estimated unrecognized compensation expense of CHF 518 million was determined based on the >>>fair value of the award on the grant date, includes the current estimate of future forfeitures and will be recognized over the three-year vesting period, subject to early retirement rules.
Share awards granted in January for previous years
For compensation year	2015	2014	2013
Share awards granted in January
Shares awarded (million)	28.7	36.9	30.1
Value of shares awarded (CHF million)	547	636	824
On January 19, 2016, the Bank granted 0.6 million blocked shares with a total value of CHF 12 million that vested immediately upon grant, have no future service requirements and were attributed to services performed in 2015.
Blocked share awards granted in January for previous years
For compensation year	2015	2014	2013
Blocked share awards granted in January
Shares awarded (million)	0.6	1.5	0.5
Value of shares awarded (CHF million)	12	35	15
Share award activities
	2015			2014		2013
	Number of share awards in million		Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF
Share awards
Balance at beginning of period	76.5		28.63	72.2	30.07	55.1	34.27
Granted	46.1	[1]	16.49	37.3	27.60	40.0	26.43
Settled	(39.8)		29.02	(29.1)	30.41	(19.6)	34.12
Forfeited	(3.9)		24.03	(3.9)	32.24	(3.3)	32.04
Balance at end of period	78.9		21.56	76.5	28.63	72.2	30.07
of which vested	4.7		–	6.1	–	5.8	–
of which unvested	74.2		–	70.4	–	66.4	–
1
Includes an adjustment for share awards granted in the fourth quarter of 2015 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on November 19, 2015. The number of deferred share-based awards held by each individual was increased by 2.89%. The terms and conditions of the adjusted shares were the same as the existing share-based awards thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional shares granted.

Performance share awards
On January 19, 2016, the Bank granted 21.2 million performance share awards with a total value of CHF 427 million. The estimated unrecognized compensation expense of CHF 384 million was determined based on the fair value of the award at the grant date, includes the current estimated outcome of the relevant performance criteria and estimated future forfeitures and will be recognized over the three-year vesting period.
Performance share awards granted in January for previous years
For compensation year	2015	2014	2013
Performance share awards granted in January
Shares awarded (million)	21.2	30.3	23.9
Value of shares awarded (CHF million)	427	523	654
Performance share award activities
	2015			2014		2013
	Number of performance share awards in million		Weighted- average grant-date fair value in CHF	Number of performance share awards in million	Weighted- average grant-date fair value in CHF	Number of performance share awards in million	Weighted- average grant-date fair value in CHF
Performance share awards
Balance at beginning of period	47.5		26.89	40.7	25.51	22.9	23.90
Granted	32.1	[1]	16.11	24.0	28.13	26.2	26.44
Settled	(23.0)		26.25	(15.8)	25.27	(7.5)	23.90
Forfeited	(1.3)		21.78	(1.4)	26.28	(0.9)	24.92
Balance at end of period	55.3		21.01	47.5	26.89	40.7	25.51
of which vested	3.3		–	3.2		2.7	–
of which unvested	52.0		–	44.3		38.0	–
1
Includes an adjustment for performance share awards granted in the fourth quarter of 2015 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on November 19, 2015. The number of deferred share-based awards held by each individual was increased by 2.89%. The terms and conditions of the adjusted performance shares were the same as the existing share-based awards thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional performance shares granted.

Contingent Capital Awards
On January 19, 2016, the Bank awarded CHF 217 million of Contingent Capital Awards (CCA) that will be expensed over the three-year period from the grant date. The estimated unrecognized compensation expense of CHF 249 million was determined based on the fair value of the award on the grant date, includes the current estimated outcome of the relevant performance criteria, estimated future forfeitures and the expected semi-annual cash payments of interest and will be recognized over the three-year vesting period.
CCA granted in January for previous years
For compensation year	2015	2014	2013
CCA granted in January
CCA awarded (CHF million)	217	355	391
Adjustable Performance Plan awards
Adjustable Performance Plan share award activities
	Number of APP share awards in million
	2015	2014	2013
Adjustable Performance Plan share awards
Balance at beginning of period	7.1	14.0	29.7
Granted [1]	0.3	0.8	1.1
Settled	(7.4)	(7.3)	(16.5)
Forfeited	0.0	(0.4)	(0.3)
Balance at end of period	0.0	7.1	14.0
of which vested	0.0	1.1	1.2
of which unvested	0.0	6.0	12.8
1
Represents additional units earned in the first quarter of 2015, 2014 and 2013 as the original Adjustable Performance Plan awards met performance criteria in accordance with the terms and conditions of the awards.

Incentive Share Unit
Incentive Share Unit activities
	2015	2014	2013
ISU awards (million)
Balance at beginning of period	0.6	1.2	3.6
Settled	(0.2)	(0.1)	(1.8)
Forfeited	(0.2)	(0.5)	(0.6)
Balance at end of period	0.2	0.6	1.2
of which vested	0.1	0.1	0.1
of which unvested	0.1	0.5	1.1